Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 51
2025	51	$ 88
2026	51	88
2027	51	88
2028	51	88
Thereafter	858
Intangible assets, net	$ 1,113	$ 1,127	$ 802